CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (136,392)	$ (363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	555	551
Amortization of notes and securities discount	21,084	15,807
Loss on disposal of property and equipment	0	23
Stock-based compensation expense	7,078	3,301
Paid in kind interest	28,334	11,633
Change in fair value of warrants expense	80,110	2,836
Change in derivative liabilities	(93,751)	138,561
Accretion, net of amortization	(195)	(2,857)
Net realized gains on investment securities	(1,114)	(107)
Amortization of warrants	218	73
Amortization of debt issuance costs	34	506
Asset impairment charges	0	1,632
Changes in operating assets and liabilities:
Accrued retrospective premiums	(21,604)	7,546
Other receivables	(5,865)	4,115
Reinsurance recoverable	481	63,610
Other assets	(5,470)	(274)
Healthcare receivables	(12,926)	(14,511)
Operating lease right-of-use assets	3,257	(11,933)
Unpaid claims	26,090	23,882
Accounts payable and accrued expenses	10,845	6,298
Accrued salaries and benefits	186	(2,235)
Premium deficiency (benefit) reserve	(17,128)	7,523
Reinsurance premium payable	0	(64,414)
Deferred rent	0	(2,677)
Other liabilities	1,378	168
Operating lease liabilities	(3,703)	14,805
Net cash used in operating activities	(118,498)	(159,875)
Cash flows from investing activities
Purchases of available-for-sale securities	(174,318)	(505,545)
Proceeds from sales of available-for-sale securities	248,664	269,205
Proceeds from maturities of available-for-sale securities	63,751	46,415
Proceeds from maturities of held-to-maturity securities	0	9,220
Acquisition of business, net of cash acquired	0	(1,180)
Purchases of property and equipment	(693)	(23)
Net cash provided by (used in) investing activities	137,404	(181,908)
Cash flows from financing activities
Proceeds from issuance of convertible securities	20,000	343,410
Deferred financing costs	(98)	(363)
Payment of notes payable principal	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	1,748	601
Buyback and subsequent cancellation of common stock	(957)	0
Issuance of noncontrolling interest	3,903	0
Net cash provided by financing activities	5,844	333,978
Net increase (decrease) in cash and cash equivalents	24,750	(7,805)
Cash and cash equivalents, beginning of year	67,598	75,403
Cash and cash equivalents, end of year	92,348	67,598
Supplemental cash flow disclosures
Cash paid during the year for interest	4,578	6,257
Cash paid during the year for health insurance industry fee	8,022	0
Supplemental disclosure of non-cash investing and financing activities
Fair value of warrants issued in connection with notes payable	0	17,672
Settlement of bridge loan in connection with convertible securities	0	30,416
Right-of-use assets obtained in exchange for lease liabilities	$ 42	$ 459